Goodwill and Other Intangible Assets	12 Months Ended
Jan. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

(3) Goodwill and other intangible assets

Goodwill and other intangible assets consist of the following (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014

Non-amortizing intangible assets:
Goodwill	$444,850	$444,850
Tradename	230,402	230,402

Amortizing intangible assets:
Favorable leases	4,085	4,111
Noncompetition agreements	—	806
Customer database	198	198

Accumulated amortization:
Favorable leases	(906)	(532)
Noncompetition agreements	—	(537)
Customer database	(154)	(89)

	$678,475	$679,209

Amortization expense of intangible assets was $0.7 million and $1.4 million, respectively, for the fiscal years ended January 31, 2015 and February 1, 2014, including $0.4 million, respectively, charged to rent expense for favorable leases. Estimated amortization expense of intangible assets during the next five fiscal years and thereafter is shown below (in thousands):

Fiscal year ending:
January 30, 2016	$429
January 28, 2017	376
February 3, 2018	338
February 2, 2019	335
February 1, 2020	309
Thereafter	1,436

Total remaining amortization	$3,223

Favorable lease intangible assets are being amortized on a straight-line basis over their respective lease terms plus assumed option renewal periods (weighted average remaining life of approximately 10.1 and 10.9 years as of January 31, 2015 and February 1, 2014, respectively) and the customer database intangible asset is being amortized over its estimated useful life (0.7 and 1.7 years as of January 31, 2015 and February 1, 2014, respectively).